Property, Plant and Equipment (Details) - Schedule of property, plant and equipment - USD ($) $ in Thousands	Jun. 30, 2022		Dec. 31, 2021		Dec. 31, 2020
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 479,413		$ 358,218		$ 52,405
Less accumulated depreciation	(19,073)		(7,635)		(37)
Property, plant and equipment, net	460,340		350,583		52,368
Machinery and equipment [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment	307,808		285,718		376
Buildings and improvements [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment	17,517		16,039		88
Furniture and fixtures [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment	2,326		1,176		13
Construction in progress [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment	151,496	[1]	55,039	[1]	51,927
Land [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 266		$ 246		$ 1

[1]	Includes both acquired long-lead equipment and projects in progress.